Commitments and Contingencies - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of Commitments and Contingencies [Line Items]
License and supply agreement, undiscounted amount paid	$ 5
Royalty expiration period from the date of first commercial sale	15 years
Bottom of range [Member]
Disclosure of Commitments and Contingencies [Line Items]
License and supply agreement, potential undiscounted future payments	$ 0
Royalty payment as a percentage of net sales	20.00%
Top of range [Member]
Disclosure of Commitments and Contingencies [Line Items]
License and supply agreement, potential undiscounted future payments	$ 188